Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($) $ in Thousands		A Ordinary shares	Ordinary shares	Subscription receivables (ordinary shares)	Additional paid-in capital	Accumulated losses	Total
Balance at Dec. 31, 2019		$ 5	$ 12	$ (12)	$ 1,339	$ (3,041)	$ (1,697)
Balance (in Shares) at Dec. 31, 2019		1,844,268	4,611,142
CHANGES DURING THE YEAR 2020:
Share-based compensation					67		67
Exercise of options	[1]
Exercise of options (in Shares)			15,430
Comprehensive loss						(1,258)	(1,258)
Balance at Dec. 31, 2020		$ 5	$ 12	(12)	1,406	(4,299)	(2,888)
Balance (in Shares) at Dec. 31, 2020		1,844,268	4,626,572
CHANGES DURING THE YEAR 2020:
Issuance of ordinary shares and warrants, net of issuance cost			$ 4		2,921		2,925
Issuance of ordinary shares and warrants, net of issuance cost (in Shares)			1,343,375
Conversion of convertible securities (including accrued interest) to ordinary shares			$ 9		3,063		3,072
Conversion of convertible securities (including accrued interest) to ordinary shares (in Shares)			3,081,102
Conversion of ordinary A shares to ordinary shares		$ (5)	$ 5
Conversion of ordinary A shares to ordinary shares (in Shares)		(1,844,268)	1,844,268
Share-based compensation					299		299
Exercise of options			$ 1				1
Exercise of options (in Shares)			241,533
Payment on behalf of issued shares				$ 12			12
Comprehensive loss						(2,614)	(2,614)
Balance at Dec. 31, 2021			$ 31		7,689	(6,913)	807
Balance (in Shares) at Dec. 31, 2021			11,136,850
CHANGES DURING THE YEAR 2020:
Share-based compensation					790		790
Issuance of units of ordinary shares and warrants in connection with the initial public offering, net of issuance expenses of 1.6 million			$ 11		14,308		14,319
Issuance of units of ordinary shares and warrants in connection with the initial public offering, net of issuance expenses of 1.6 million (in Shares)			3,750,000
Conversion of SAFEs into ordinary shares upon completion of initial public offering			$ 1		399		400
Conversion of SAFEs into ordinary shares upon completion of initial public offering (in Shares)	[1]		118,204
Issuance of ordinary shares as a result of exercise of warrants					160		160
Issuance of ordinary shares as a result of exercise of warrants (in Shares)			40,000
Exercise of options (in Shares)			4,666
Comprehensive loss						(6,496)	(6,496)
Balance at Dec. 31, 2022			$ 43		$ 23,346	$ (13,409)	$ 9,980
Balance (in Shares) at Dec. 31, 2022			15,049,720

[1]	Represent an amount less than $500